Financial Instruments - Summary of Equity Ratio and Interest Bearing Debt (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of equity ratio and interest bearing debt [line items]
Total equity	¥ 411,066	¥ 425,797	¥ 385,406	¥ 367,031
Total assets	¥ 711,328	¥ 701,187
Equity ratio	58.00%	61.00%
Interest-bearing debt	¥ 111,685	¥ 72,806
Borrowings [member]
Disclosure of equity ratio and interest bearing debt [line items]
Interest-bearing debt	108,630	70,270
Finance lease obligations [member]
Disclosure of equity ratio and interest bearing debt [line items]
Interest-bearing debt	¥ 3,055	¥ 2,536